Intangible assets and goodwill - Impairment reviews (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Intangible assets and goodwill
Impairment of goodwill	$ 2,945	₨ 221,999
Cash-generating units
Intangible assets and goodwill
Goodwill		₨ 793,100	₨ 1,015,099
Cash flow projections period	5 years	5 years	5 years
Discount rate			18.00%
Growth rate		4.50%
TSI Yatra Private Limited
Intangible assets and goodwill
Goodwill		₨ 103,670	₨ 103,670
Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited
Intangible assets and goodwill
Goodwill		₨ 327,997	₨ 549,996
Cash flow projections period	5 years	5 years	5 years
Discount rate		20.14%	18.00%
Growth rate		4.50%	5.00%
Impairment of goodwill		₨ 221,999
Air Travel Bureau Limited
Intangible assets and goodwill
Goodwill		307,520	₨ 307,520
TCIL
Intangible assets and goodwill
Goodwill		₨ 53,913	₨ 53,913